T. ROWE PRICE Retirement 2020 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 44.2%
T. Rowe Price Funds:
New Income Fund  1,783,592 41,995 334,245 175,670,942 1,419,421
Limited Duration Inflation
Focused Bond Fund  1,513,553 91,526 380,991 236,798,338 1,098,744
International Bond Fund (USD
Hedged)  620,175 51,956 95,370 64,133,136 512,424
Emerging Markets Bond Fund  388,857 51,743 51,163 44,264,520 377,576
Dynamic Global Bond Fund  499,485 55,816 126,920 44,266,022 375,376
U.S. Treasury Long-Term Index
Fund  360,200 68,463 45,814 43,023,174 347,627
High Yield Fund  374,196 20,259 42,017 59,509,290 336,823
Floating Rate Fund  268,421 10,625 119,917 18,124,488 165,839
Total Bond Mutual Funds (Cost $5,377,351) 4,633,830
EQUITY MUTUAL FUNDS 52.2%
T. Rowe Price Funds:
Value Fund  1,246,415 95,280 268,984 23,817,583 915,310
Growth Stock Fund (2) 814,603 195,763 77,604 12,791,567 857,930
Equity Index 500 Fund  752,879 42,000 94,343 5,217,710 545,929
Overseas Stock Fund  515,792 36,182 51,438 41,385,256 475,103
International Value Equity Fund  536,784 16,858 121,482 27,781,772 408,392
International Stock Fund  441,706 8,200 50,808 22,304,250 385,641
U.S. Large-Cap Core Fund  133,782 162,141 15,323 9,145,882 269,987
Real Assets Fund  271,348 52,716 34,096 19,415,852 268,133
Mid-Cap Growth Fund  241,330 6,244 20,249 2,360,971 223,206
Mid-Cap Value Fund  261,551 34,552 47,644 7,063,061 216,059
U.S. Equity Research Fund  191,490 34,425 23,065 5,257,302 198,358
Emerging Markets Discovery
Stock Fund  200,763 6,686 15,175 14,542,604 181,201
Small-Cap Stock Fund  172,298 7,259 16,510 2,818,016 156,315
Emerging Markets Stock Fund  185,713 4,199 22,789 4,223,640 147,870
Small-Cap Value Fund  199,981 7,615 47,675 2,593,759 134,564
New Horizons Fund (2) 100,375 4,023 11,684 1,833,839 93,232
Total Equity Mutual Funds (Cost $3,699,060) 5,477,230
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,616 180,360 180,530 14,529 1,468
Total Other Mutual Funds (Cost $1,442) 1,468
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 224,104 780,266 631,158 373,212,035 373,212

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 11,000,000 10,881
Total Short-Term Investments (Cost $384,097) 384,093
Total Investments in Securities 100.1%
(Cost $9,461,950) $ 10,496,621
Other Assets Less Liabilities (0.1)% (5,430)
Net Assets 100.0% $ 10,491,191
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 148 MSCI EAFE Index contracts 3/23 15,145 $ 360
Short, 100 Russell 2000 E-Mini Index contracts 3/23 (9,496) (382)
Short, 179 S&P 500 E-Mini Index contracts 3/23 (35,581) 128
Net payments (receipts) of variation margin to date (114)
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 44,333 $ (53,005) $ 11,225
Emerging Markets Bond Fund  (13,398) (11,861) 17,910
Emerging Markets Discovery Stock Fund  (2,811) (11,073) 6,667
Emerging Markets Stock Fund  5,314 (19,253) 3,164
Equity Index 500 Fund  128,123 (154,607) 7,940
Floating Rate Fund  (8,103) 6,710 10,387
Growth Stock Fund  24,171 (74,832) —
High Yield Fund  (4,747) (15,615) 17,866
International Bond Fund (USD Hedged)  29,365 (64,337) 9,840
International Stock Fund  8,003 (13,457) 6,256
International Value Equity Fund  9,975 (23,768) 16,811
Limited Duration Inflation Focused Bond Fund  (8,119) (125,344) 82,703
Mid-Cap Growth Fund  9,074 (4,119) 706
Mid-Cap Value Fund  34,313 (32,400) 3,434
New Horizons Fund  6,469 518 —
New Income Fund  (36,082) (71,921) 38,432
Overseas Stock Fund  4,763 (25,433) 15,072
Real Assets Fund  (1,569) (21,835) 7,487
Small-Cap Stock Fund  10,701 (6,732) 1,260
Small-Cap Value Fund  23,558 (25,357) 1,590
Transition Fund  706 22 125
U.S. Equity Research Fund  (2,814) (4,492) 2,623
U.S. Large-Cap Core Fund  7,872 (10,613) 2,432
U.S. Treasury Long-Term Index Fund  (12,359) (35,222) 8,438
Value Fund  98,278 (157,401) 19,711
U.S. Treasury Money Fund, 4.61% — — 8,276
Totals $ 355,016# $ (955,427) $ 300,355+
# Capital gain distributions from underlying Price funds represented $255,411 of the net realized gain (loss).
+ Investment income comprised $300,355 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2020 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,633,830 $ — $ — $ 4,633,830
Equity Mutual Funds 5,477,230 — — 5,477,230
Other Mutual Funds 1,468 — — 1,468
Short-Term Investments 373,212 10,881 — 384,093
Total Securities 10,485,740 10,881 — 10,496,621
Futures Contracts* 488 — — 488
Total $ 10,486,228 $ 10,881 $ — $ 10,497,109
Liabilities
Futures Contracts* $ 382 $ — $ — $ 382
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2020 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F141-054Q3 02/23